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[THE HARTFORD]

May 5, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629
Attention: Division of Investment Management

Re:	See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(c) under the Securities Act of 1933, we are electronically filing via EDGAR, a copy of the final Prospectus and Statement of Additional Information dated May 1, 2015, for the above referenced registration statement.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 547-4416.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
PM, Registered Product Filings

Exhibit A

Hartford Life Insurance Company Separate Account Seven (“Registrant”)
File No. 333-101932    Hartford Leaders II-III
Wells Fargo Leaders I-II
Hartford Leaders / Chase I-II
Classic Hartford Leaders
Hartford Leaders Select
Huntington Hartford Leaders
Hartford Select Leaders V
File No. 333-101937    Hartford Leaders Access II-III
File No. 333-101942    Hartford Leaders Edge II-III
File No. 333-101948    Hartford Leaders Plus II-III
File No. 333-101954    Hartford Leaders Outlook II-III
Nations Outlook Variable Annuity II-III
Huntington Hartford Leaders Outlook II-III
Classic Hartford Leaders Outlook II-III
Wells Fargo Leaders Outlook I-II
Hartford Leaders Select Outlook
Hartford Select Leaders Outlook III

Hartford Life and Annuity Insurance Company Separate Account Seven (“Registrant”)
File No. 333-101933    Hartford Leaders II-III
Wells Fargo Leaders I-II
Hartford Select Leaders V
File No. 333-101936    Hartford Leaders Access II-III
File No. 333-101943    Hartford Leaders Edge II-III
File No. 333-101949    Hartford Leaders Plus II-III
File No. 333-101955    Hartford Leaders Outlook II-III
Wells Fargo Leaders Outlook I-II
Hartford Select Leaders Outlook III

Hartford Life Insurance Company Separate Account Three (“Registrant”)
File No. 333-136543    The Director
File No. 333-101927    Hartford Select Leaders II-IV
File No. 333-102625    Hartford Select Leaders Outlook I-II

Hartford Life and Annuity Insurance Company Separate Account Three (“Registrant”)
File No. 333-136545    The Director
File No. 333-101928    Hartford Select Leaders II-IV
File No. 333-102628    Hartford Select Leaders Outlook I-II